Employee Benefit Plans - Change in Benefit Obligation and Plan Assets, Funded Status, Amounts Recognized in Balance Sheet, and ABO in Excess of Plan Assets (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		$ 5,522	$ 5,367
Gross service cost		15	15	17
Interest cost		272	279	287
Amendment		(3)	9
Actuarial loss (gain)		577	203
Benefits paid		(322)	(316)
Plan participant contributions		3	3
Currency translation adjustments		(4)	(38)
Benefit obligation as of December 31	6,060	6,060	5,522	5,367
Accumulated benefit obligation as of December 31	5,982	5,982	5,445
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		4,525	4,319
Actual return on plan assets		387	439
Company contributions		125	105
Benefits paid		(322)	(316)
Currency translation adjustments		(4)	(25)
Plan participant contributions		3	3
Fair value of plan assets as of December 31	4,714	4,714	4,525	4,319
Funded Status	(1,346)	(1,346)	(997)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	339	339	286
Current liabilities	(23)	(23)	(24)
Noncurrent liabilities	(1,662)	(1,662)	(1,259)
Net amounts recognized	(1,346)	(1,346)	(997)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	2,053	2,053	1,786
Prior service cost	3	3	9
Total	2,056	2,056	1,795
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	4,831	4,831	4,431
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	4,802	4,802	4,376
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	3,173	3,173	3,162
U.S. Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		3,595	3,404
Gross service cost		0	0	0
Interest cost		182	190	195
Amendment		0	0
Actuarial loss (gain)		451	203
Benefits paid		(201)	(202)
Plan participant contributions		0	0
Currency translation adjustments		0	0
Benefit obligation as of December 31	4,027	4,027	3,595	3,404
Accumulated benefit obligation as of December 31	4,027	4,027	3,595
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		2,692	2,582
Actual return on plan assets		233	303
Company contributions		9	9
Benefits paid		(201)	(202)
Currency translation adjustments		0	0
Plan participant contributions		0	0
Fair value of plan assets as of December 31	2,733	2,733	2,692	2,582
Funded Status	(1,294)	(1,294)	(903)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(1,286)	(1,286)	(895)
Net amounts recognized	(1,294)	(1,294)	(903)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	1,272	1,272	1,021
Prior service cost	0	0	0
Total	1,272	1,272	1,021
International Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		1,927	1,963
Gross service cost		15	15	17
Interest cost		90	89	92
Amendment		(3)	9
Actuarial loss (gain)		126	0
Benefits paid		(121)	(114)
Plan participant contributions		3	3
Currency translation adjustments		(4)	(38)
Benefit obligation as of December 31	2,033	2,033	1,927	1,963
Accumulated benefit obligation as of December 31	1,955	1,955	1,850
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		1,833	1,737
Actual return on plan assets		154	136
Company contributions		116	96
Benefits paid		(121)	(114)
Currency translation adjustments		(4)	(25)
Plan participant contributions		3	3
Fair value of plan assets as of December 31	1,981	1,981	1,833	1,737
Funded Status	(52)	(52)	(94)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	339	339	286
Current liabilities	(15)	(15)	(16)
Noncurrent liabilities	(376)	(376)	(364)
Net amounts recognized	(52)	(52)	(94)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	781	781	765
Prior service cost	3	3	9
Total	784	784	774
Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		55	111
Gross service cost		0	0	0
Interest cost		2	5	7
Amendment		0	(44)
Actuarial loss (gain)		(6)	(6)
Benefits paid		(11)	(16)
Plan participant contributions		(4)	(5)
Benefit obligation as of December 31	44	44	55	111
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid		(11)	(16)
Plan participant contributions		(4)	(5)
Funded Status	(44)	(44)	(55)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(8)	(8)	(10)
Noncurrent liabilities	(36)	(36)	(45)
Net amounts recognized	(44)	(44)	(55)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	33	33	42
Prior service cost	(102)	(102)	(120)
Total	(69)	(69)	(78)
Postemployment Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		313	307
Restructuring program cost		6	(1)
Gross service cost		25	22	25
Interest cost		10	11	13
Amendment	(44)	(41)	(5)
Actuarial loss (gain)		(20)	30
Benefits paid		(31)	(51)
Currency translation adjustments		2	0
Benefit obligation as of December 31	264	264	313	307
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid		(31)	(51)
Funded Status	(264)	(264)	(313)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(44)	(44)	(49)
Noncurrent liabilities	(220)	(220)	(264)
Net amounts recognized	(264)	(264)	(313)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	97	97	129
Prior service cost	(40)	(40)	(6)
Total	$ 57	$ 57	$ 123